Intangibles (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Intangibles
Schedule of future amortization of the intangible assets

Future amortization of the intangible assets as of September 30, 2013, is as follows (in thousands):

Year Ending December 31:
2013	$567
2014	2,217
2015	2,185
2016	2,172
2017	1,996
Thereafter	11,579
Total	$20,716

2013	$744,044
2014	685,804
2015	661,256
2016	648,522
2017	503,884
Thereafter	1,999,376

Total	$5,242,886